SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Disclosure of operating segments
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264

	Three Months Ended June 30, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,353	$322	$964	$—	$3,639	$8,307	$11,946
Direct operating costs (2)	(2,154)	(189)	(739)	(3)	(3,085)	(7,034)	(10,119)
General and administrative expenses	(35)	(20)	(27)	(25)	(107)	(200)	(307)
Gain (loss) on acquisitions / dispositions, net (3)	—	—	81	—	81	3	84
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	—	—	22	—	22	—	22
Other income (expense), net (5)	2	—	3	—	5	8	13
Interest income (expense), net	(72)	(60)	(86)	(38)	(256)	(522)	(778)
Current income tax (expense) recovery	(17)	(3)	(22)	—	(42)	(80)	(122)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (6)	9	26	10	—	45	36	81
Adjusted EFO	86	76	206	(79)	289
Depreciation and amortization expense (2)(7)					(251)	(558)	(809)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(22)	—	(22)
Other income (expense), net (5)					(89)	(24)	(113)
Deferred income tax (expense) recovery					88	151	239
Non-cash items attributable to equity accounted investments(6)					(35)	(15)	(50)
Net income (loss)					$(20)	$85	$65
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $10,928 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $81 million represents the partnership’s economic ownership interest in gains from the disposition of the partnership’s Canadian aggregates production operation.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $22 million represents the partnership's economic ownership interest in gains related to the disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $(100) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $5 million includes $2 million of realized net revaluation gains, and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(89) million includes $82 million related to provisions recorded at the partnership’s construction operation, $13 million of net gains on debt modification and extinguishment, $13 million of business separation expenses, stand-up costs and restructuring charges, $8 million of unrealized net revaluation gains, $5 million of transaction costs and $10 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss) of $31 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2024, depreciation and amortization expense by segment is as follows: business services $248 million, infrastructure services $222 million, industrials $339 million, and corporate and other $nil.

	Six Months Ended June 30, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,536	$629	$1,998	$—	$7,163	$16,798	$23,961
Direct operating costs (2)	(4,111)	(373)	(1,532)	(7)	(6,023)	(14,166)	(20,189)
General and administrative expenses	(73)	(39)	(56)	(53)	(221)	(403)	(624)
Gain (loss) on acquisitions / dispositions, net (3)	15	—	81	—	96	3	99
Gain (loss) on acquisitions / dispositions, net in equity (4)	—	—	69	—	69	13	82
Other income (expense), net (5)	51	12	4	—	67	6	73
Interest income (expense), net	(143)	(123)	(176)	(75)	(517)	(1,057)	(1,574)
Current income tax (expense) recovery	(38)	(4)	(23)	(7)	(72)	(140)	(212)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (6)	17	46	21	—	84	71	155
Adjusted EFO	254	148	386	(168)	620
Depreciation and amortization expense (2)(7)					(504)	(1,113)	(1,617)
Impairment reversal (expense), net					5	5	10
Gain (loss) on acquisitions / dispositions, net in equity (4)					(69)	(13)	(82)
Other income (expense), net (5)					(84)	27	(57)
Deferred income tax (expense) recovery					131	213	344
Non-cash items attributable to equity accounted investments(6)					(71)	(30)	(101)
Net income (loss)					$28	$240	$268
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $21,806 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $96 million represents the partnership’s economic ownership interest in gains of $81 million from the disposition of the partnership’s Canadian aggregates production operation and $15 million from the disposition of the partnership’s real estate services operation.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $69 million represents the partnership’s economic interest in gains primarily related to the disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $16 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $67 million includes $50 million of other income related to a distribution at the partnership’s entertainment operation, $15 million of realized net revaluation gains, and $2 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(84) million includes $82 million related to provisions recorded at the partnership’s construction operation, $46 million of unrealized net revaluation gains, $18 million of transaction costs, $18 million of business separation expenses, stand-up costs and restructuring charges, $8 million of net gains on debt modification and extinguishment, and $20 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $54 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2024, depreciation and amortization expense by segment is as follows: business services $502 million, infrastructure services $434 million, industrials $681 million, and corporate and other $nil.

	Three Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,255	$789	$1,084	$—	$4,128	$9,378	$13,506
Direct operating costs (2)	(2,004)	(574)	(868)	(3)	(3,449)	(7,974)	(11,423)
General and administrative expenses	(43)	(43)	(36)	(26)	(148)	(250)	(398)
Gain (loss) on acquisitions / dispositions, net (3)	22	—	—	—	22	65	87
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	8	—	—	—	8	23	31
Other income (expense), net (5)	—	6	1	—	7	9	16
Interest income (expense), net	(79)	(109)	(104)	(34)	(326)	(606)	(932)
Current income tax (expense) recovery	(51)	(6)	(24)	—	(81)	(186)	(267)
Preferred equity distributions	—	—	—	(22)	(22)	22	—
Equity accounted Adjusted EFO (6)	11	25	10	—	46	29	75
Adjusted EFO	119	88	63	(85)	185
Depreciation and amortization expense (2)(7)					(294)	(613)	(907)
Impairment expense, net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(8)	(23)	(31)
Other income (expense), net (5)					16	106	122
Deferred income tax (expense) recovery					90	126	216
Non-cash items attributable to equity accounted investments(6)					(34)	(13)	(47)
Net income (loss)					$(48)	$89	$41
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $12,330 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $22 million represents the partnership’s economic ownership interest of gains on dispositions related to the partnership’s dealer software and technology services operations’ sale of a non-core division servicing the heavy equipment sector.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $8 million represents the partnership’s economic ownership interest of realized gains related to secured debentures.
(5)The sum of these amounts equates to other income (expense), net of $138 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $16 million includes, $44 million of net gains on debt modification and extinguishment, $20 million of business separation expenses, stand-up costs and restructuring charges, $17 million of transaction costs, $19 million of net revaluation gains and $10 million of other expense.
(6)The sum of these amounts equates to equity accounted income (loss) of $28 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $252 million, infrastructure services $301 million, industrials $354 million, and corporate and other $nil.

	Six Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,465	$1,601	$2,237	$—	$8,303	$18,961	$27,264
Direct operating costs (2)	(3,971)	(1,160)	(1,780)	(11)	(6,922)	(16,067)	(22,989)
General and administrative expenses	(88)	(86)	(73)	(52)	(299)	(500)	(799)
Gain (loss) on acquisitions / dispositions, net (3)	89	6	—	—	95	73	168
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	14	—	64	—	78	147	225
Other income (expense), net (5)	—	6	2	—	8	11	19
Interest income (expense), net	(140)	(212)	(201)	(65)	(618)	(1,179)	(1,797)
Current income tax (expense) recovery	(59)	(30)	(44)	7	(126)	(267)	(393)
Preferred equity distributions	—	—	—	(44)	(44)	44	—
Equity accounted Adjusted EFO (6)	22	49	20	—	91	65	156
Adjusted EFO	332	174	225	(165)	566
Depreciation and amortization expense (2)(7)					(586)	(1,221)	(1,807)
Impairment reversal (expense), net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(78)	(147)	(225)
Other income (expense), net (5)					83	165	248
Deferred income tax (expense) recovery					115	169	284
Non-cash items attributable to equity accounted investments(6)					(71)	(32)	(103)
Net income (loss)					$26	$218	$244
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $24,796 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $95 million represents the partnership’s economic ownership interest of gains relating to $67 million from the disposition of the partnership’s residential property management operation, $22 million from the dispositions related to the partnership’s dealer software and technology services operations sale of a non-core division servicing the heavy equipment sector, and $6 million from the disposition of the partnership’s nuclear technology services operations’ power delivery business.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $78 million represents the partnership’s economic interest in gains of $8 million related to secured debentures and $70 million related to the partnership’s economic ownership interest of gains on disposition of the partnership’s public securities.
(5)The sum of these amounts equates to other income (expense), net of $267 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $83 million includes $147 million of net gains on debt modification and extinguishment, $34 million of business separation expenses, stand-up costs and restructuring charges, $26 million of transaction costs, $18 million of net revaluation gains, and $22 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $53 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $505 million, infrastructure services $604 million, industrials $698 million, and corporate and other $nil.
The following table presents the partnership’s assets by reportable operating segment as at June 30, 2024 and December 31, 2023:

(US$ MILLIONS)	As at June 30, 2024	As at December 31, 2023
Business services	$37,910	$38,066
Infrastructure services	17,255	17,180
Industrials	26,072	26,822
Corporate and other	284	317
Total	$81,521	$82,385